Right of Use Assets and Operating Lease Liability	6 Months Ended
Jun. 30, 2026
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 7. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately US$3.9 million for the full lease term.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2026	2025
Leasehold buildings	$4,104,285	$4,014,297
Accumulated amortization	(2,581,681)	(2,512,571)
ROU assets, net of accumulated amortization	$1,522,604	$1,501,726

	June 30,	December 31,
	2026	2025
Lease costs:
Operating lease costs	$527,700	$827,349
Short-term lease costs	208,325	576,841
Total lease costs	$736,025	$1,404,190
Supplemental cash flow information:
Operating cash flows from operating leases	$481,321	$678,818
Right-of-use obtained in exchange for new operating lease liabilities	-	-
Weighted-average remaining lease term (years):
Operating leases	1.73	2.17

As of June 30, 2026 and December 31, 2025, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Periods Ended June 30,
2026	$528,757
2027	1,060,822
2028	287,072
2029	-
Total operating lease payment	1,876,651
Less: Imputed interest	(128,630)
Present value of operating lease liabilities	1,748,021

Operating lease liabilities – current	$(966,398)
Operating lease liabilities – non-current	$781,623